Institutional Money Market Fund - 1997 Annual Report
--------------------------------------------------------------------------------


                                                       1997 Annual Report
--------------------------------------------------------------------------------






[Logo]


INSTITUTIONAL
MONEY MARKET
FUND

CONTENTS
--------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

Portfolio Managers' Letter . . . . . . . . . . . . . . . . . . . . . . . . . .1
Financial Statements and Notes . . . . . . . . . . . . . . . . . . . . . . . .3
Investments in Securities. . . . . . . . . . . . . . . . . . . . . . . . . . .9
Independent Auditors' Report . . . . . . . . . . . . . . . . . . . . . . . . 11
Federal Tax Information  . . . . . . . . . . . . . . . . . . . . . . . . . . 12
Glossary***  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13


This report is intended for shareholders of Institutional Money Market Fund, but may also be used as sales literature if preceded or accompanied by a prospectus. The prospectus gives details about the charges, investment results, risks and operating policies of the fund.

*An investment in a Piper money market fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share.

***This report includes a glossary to help you understand financial terms used in the portfolio managers' letter. When you see this symbol, it indicates a word that is defined in the glossary.


[Logo]


INTERNATIONAL GROWTH FUNDS
--------------------------------------------------------------------------------
Emerging Markets Growth Fund
Pacific-European Growth Fund

U.S. GROWTH FUNDS
--------------------------------------------------------------------------------
Small Company Growth Fund
Emerging Growth Fund
Growth Fund

GROWTH AND INCOME FUNDS
--------------------------------------------------------------------------------
Growth and Income Fund
Balanced Fund

INCOME FUNDS
--------------------------------------------------------------------------------
Government Income Fund
Intermediate Bond Fund
Adjustable Rate Mortgage Securities Fund

TAX-EXEMPT INCOME FUNDS
--------------------------------------------------------------------------------
National Tax-Exempt Fund
Minnesota Tax-Exempt Fund

CASH MANAGEMENT FUNDS*
--------------------------------------------------------------------------------
Money Market Fund                           An investment staple, cash
U.S. Government Money Market Fund           management funds can help you
Tax-Exempt Money Market Fund                organize your finances and build
Institutional Money Market Fund             your assets.


Piper Funds provide you with the flexibility to help you pursue your financial goals. Among our funds, we offer a spectrum of investment objectives and convenient shareholder services to meet the varied needs of today's investors.

Contact your Piper Jaffray Investment Executive for more information, including prospectuses, about the Piper Funds, or call Mutual Fund Services at 800 866-7778. Please read the prospectuses carefully before investing.

[Photo]
NANCY S. OLSEN
is primarily responsible for the management of Institutional Money Market Fund. She has 19 years of financial experience.

INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------

NOVEMBER 24, 1997
--------------------------------------------------------------------------------

DEAR SHAREHOLDERS:

INSTITUTIONAL MONEY MARKET FUND'S SEVEN-DAY CURRENT YIELD INCREASED SINCE WE REPORTED TO YOU SIX MONTHS AGO FROM 5.18% ON MARCH 31, 1997, TO 5.42%* ON SEPTEMBER 30, 1997. This is also an increase from one year ago on September 30, 1996, when the seven-day current yield was 5.12%.

SHORT-TERM INTEREST RATES FLUCTUATED DURING THE PERIOD WITH CHANGING EXPECTATIONS ABOUT ECONOMIC GROWTH. During fourth quarter 1996, slower growth led the markets to expect the Federal Reserve Board (Fed) to keep the federal funds rate*** unchanged. But by late February, the economy was perceived to be picking up steam - and on March 25 the Fed raised the federal funds rate by 0.25% from 5.25% to 5.50%. The markets turned around again during the second quarter, reflecting decelerating inflation and signs that the economy was slowing. During the third quarter, expectations of weaker economic growth, combined with continued good news about inflation, resulted in lower bond and money market yields.

WE PROVIDED YOU WITH A COMPETITIVE RETURN DURING THE PAST YEAR BY MANAGING THE FUND'S AVERAGE WEIGHTED MATURITY*** AND MAKING SOME CHANGES TO THE FUND'S STRUCTURE. We lengthened the fund's average weighted maturity as we moved closer to year end 1996 to take advantage of higher rates. We shortened the maturity in the first part of 1997 as rates began to increase, and then lengthened it again by the end of the first quarter in time for the decline in short-term rates during the second and third quarters. Throughout the summer, we continued to position the fund with a longer average weighted maturity than its benchmark,*** which worked well given the decrease in rates during the period. Late in the second quarter and early in the third, we added some one-year securities, thereby positioning the

--------------------------------------------------------------------------------
30-DAY EFFECTIVE YIELD*

        [Graph]

10/96.............. 5.12%
11/96.............. 5.18%
12/96.............. 5.18%
 1/97.............. 5.17%
 2/97.............. 5.18%
 3/97.............. 5.20%
 4/97.............. 5.32%
 5/97.............. 5.35%
 6/97.............. 5.38%
 7/97.............. 5.54%
 8/97.............. 5.56%
 9/97.............. 5.54%

This chart shows Institutional Money Market Fund's 30-day effective yield as of the end of each month. 30-day effective yield is the income generated by the fund over a 30-day period. This income is annualized and assumed to be reinvested.

* Past performance does not guarantee future results. The return of your investment will fluctuate. An investment in the fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1 per share.


--------------------------------------------------------------------------------

          1  1997 Annual Report - Institutional Money Market Fund

[Photo]
SHAISTA B. TAJAMAL
assists with the management of Institutional Money Market Fund. She has seven years of financial experience.


INSTITUTIONAL MONEY MARKET FUND  (continued)
--------------------------------------------------------------------------------

fund in more of a barbell structure. *** A barbell structure clusters maturities at both the shorter end of the yield curve *** (one to three months) and at the longer end (10 to 13 months). This structure works well when the difference between yields on short- and longer-term securities decreases, which is what happened during the third quarter of this year.

GOING FORWARD, WE BELIEVE THE PATTERN OF STRONG AND WEAK PERIODS OF ECONOMIC GROWTH, ALTERNATING WITHOUT EXCESS IN EITHER DIRECTION, WILL CONTINUE. While economic indicators are sending mixed signals, it appears the economy is fairly well balanced. Any changes in Fed policy will depend on economic releases during the coming months. We will continue to monitor this news carefully and formulate our strategy accordingly.

OUR PRIMARY CONCERN IN MANAGING THE FUND IS THE SAFETY OF YOUR PRINCIPAL. We continue to use a fundamental approach to identify high-quality government and agency money market securities that provide competitive yields. Our strategy is designed to add value by actively positioning the portfolio on the short end of the yield curve (13 months or less) and managing the fund's average weighted maturity based on our interest rate forecast.

Thank you for your investment in Institutional Money Market Fund. We remain committed to providing investments that help you achieve your financial goals.

Sincerely,


/s/ Nancy Shellenberger Olson

Nancy Shellenberger Olsen
Portfolio Manager


[CHART]

PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
As a percentage of total assets on September 30, 1997

     Federal Farm Credit Bank                           6%
     Federal Home Loan Mortgage Corporation            18%
     Other Government Agency-Backed Securities         13%
     Federal National Mortgage Association             26%
     Student Loan Marketing Association                 9%
     Repurchase Agreements                             20%
     Federal Home Loan Bank                             7%
     U.S. Treasury Securities                           1%





--------------------------------------------------------------------------------

          2  1997 Annual Report - Institutional Money Market Fund

            Financial Statements

--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES  September 30, 1997
 ................................................................................

ASSETS:
Investments in securities at amortized cost which
  approximates market value (note 2) (including repurchase
  agreements of $55,085,000) ...............................     $ 280,759,557
Cash in bank on demand deposit .............................            22,447
Organization costs (note 2) ................................             9,431
Accrued interest receivable ................................           890,239
                                                              -------------------
  Total assets .............................................       281,681,674
                                                              -------------------

LIABILITIES:
Dividends payable to shareholders ..........................         1,194,499
Payable for investment securities purchased ................         2,998,110
Accrued investment management fee ..........................            35,075
                                                              -------------------
  Total liabilities ........................................         4,227,684
                                                              -------------------
  Net assets applicable to outstanding capital stock .......     $ 277,453,990
                                                              -------------------
                                                              -------------------

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital ...............     $ 277,453,990
                                                              -------------------

  Total - representing net assets applicable to outstanding
    common stock ...........................................     $ 277,453,990
                                                              -------------------
                                                              -------------------

NET ASSET VALUE AND OFFERING PRICE:
Net assets .................................................     $ 277,453,990
Shares outstanding (authorized 100 billion shares of $0.01
  par value) ...............................................       277,453,990

Net asset value and offering price per share ...............     $        1.00
                                                              -------------------
                                                              -------------------

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                       3    1997 Annual Report - Institutional Money Market Fund

--------------------------------------------------------------------------------

                      STATEMENT OF OPERATIONS For the Year Ended September 30, 1997
 ................................................................................

INCOME:
Interest ...................................................     $  14,759,364
                                                              -------------------

EXPENSES (NOTE 5):
Investment management fee ..................................           401,419
Custodian and accounting fees ..............................           193,895
Transfer agent and dividend disbursing agent fees ..........            32,971
Registration fees ..........................................            44,925
Reports to shareholders ....................................            40,834
Amortization of organization costs .........................            14,166
Directors' fees ............................................             7,968
Audit and legal fees .......................................            53,919
Other expenses .............................................            32,477
                                                              -------------------
  Total expenses ...........................................           822,574
    Less expenses paid indirectly ..........................            (2,155)
                                                              -------------------

  Total net expenses .......................................           820,419
                                                              -------------------

  Net investment income ....................................     $  13,938,945
                                                              -------------------
                                                              -------------------

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                       4    1997 Annual Report - Institutional Money Market Fund

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                  YEAR ENDED        THREE MONTHS ENDED        YEAR ENDED
                                                                    9/30/97               9/30/96               6/30/96
                                                              -------------------   -------------------   -------------------
OPERATIONS:
Net investment income ......................................     $  13,938,945         $   2,199,636         $   5,386,499
                                                              -------------------   -------------------   -------------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .................................       (13,938,945)           (2,199,636)           (5,386,499)
                                                              -------------------   -------------------   -------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Increase (decrease) in net assets from capital share
    transactions ...........................................       104,889,203            (1,250,844)          121,326,769
                                                              -------------------   -------------------   -------------------
  Total increase (decrease) in net assets ..................       104,889,203            (1,250,844)          121,326,769

Net assets at beginning of year ............................       172,564,787           173,815,631            52,488,862
                                                              -------------------   -------------------   -------------------

Net assets at end of year ..................................     $ 277,453,990         $ 172,564,787         $ 173,815,631
                                                              -------------------   -------------------   -------------------
                                                              -------------------   -------------------   -------------------

                      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                       5    1997 Annual Report - Institutional Money Market Fund

             Notes to Financial Statements
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ................................
                      Piper Institutional Funds Inc. (the company) is registered under the Investment Company Act of 1940 (as amended) as a single, open-end management investment company. The company currently includes one diversified series, Institutional Money Market Fund (the fund). The company's articles of incorporation permit the board of directors to create additional series in the future.

                      Institutional Money Market Fund invests in short-term securities that are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such securities.

                      There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ................................
                      INVESTMENTS IN SECURITIES
                      Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued on the basis of amortized cost, which approximates market value.

                      Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium computed on a straight line basis, is accrued daily.

                      FEDERAL TAXES
                      The fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                      DISTRIBUTIONS TO SHAREHOLDERS
                      Distributions to shareholders from net investment income are declared daily and reinvested in additional shares of the fund monthly.

                      REPURCHASE AGREEMENTS
                      For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into an individual, joint or tri-party trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. Securities pledged as collateral for all tri-party repurchase agreements are held by a third-party custodian until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default.

                      ORGANIZATION COSTS
                      Organization costs were incurred in connection with the start up and initial registration of the fund. These costs are amortized over 60 months on a straight-line basis. If any or all of the shares representing initial capital of the fund are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organization cost balance in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding preceding the redemption.

--------------------------------------------------------------------------------
                       6    1997 Annual Report - Institutional Money Market Fund

--------------------------------------------------------------------------------

                      USE OF ESTIMATES
                      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) INVESTMENT
    SECURITY
    TRANSACTIONS
 ................................
                      Cost of purchases and proceeds from sales of securities, for the year ended September 30, 1997, aggregated $8,007,093,195 and $7,898,874,403, respectively.

(4) CAPITAL SHARE
    TRANSACTIONS
 ................................
                      Capital share transactions for the fund, at net asset value of $1, were as follows:

                                              YEAR ENDED        THREE MONTHS ENDED       YEAR ENDED
                                          SEPTEMBER 30, 1997    SEPTEMBER 30, 1996     JUNE 30, 1996
                                          -------------------   -------------------   ----------------
Sales of fund shares ...................    $ 1,521,304,518        $ 228,681,381      $    590,483,864
Issued for reinvested distributions ....         12,954,196            2,077,811             4,730,393
Redemptions of fund shares .............     (1,429,369,511)        (232,010,036)         (473,887,488)
                                          -------------------   -------------------   ----------------
                                            $   104,889,203        $  (1,250,844)     $    121,326,769
                                          -------------------   -------------------   ----------------
                                          -------------------   -------------------   ----------------

(5) EXPENSES
 ................................
                      INVESTMENT MANAGEMENT FEE
                      The company has entered into an investment management agreement with Piper Capital Management Incorporated (Piper Capital) under which Piper Capital manages the fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires the fund to pay Piper Capital a monthly fee based on average daily net assets. The fee is equal to an annual rate of 0.15% of the fund's average daily net assets.

                      SHAREHOLDER ACCOUNT SERVICING FEES
                      The company has also entered into shareholder account servicing agreements under which Piper Jaffray and Piper Trust Company (Piper Trust) perform various transfer and dividend disbursing agent services for accounts held at the respective company. The fees, which are paid monthly to Piper Jaffray and Piper Trust for providing these services, are equal to an annual rate of $9.00 per active shareholder account and $6.00 per closed account. For the year ended September 30, 1997, the fund paid $6,474 and $451 to Piper Jaffray and Piper Trust, respectively, in connection with the shareholder account servicing agreements.

                      OTHER FEES AND EXPENSES
                      In addition to the investment management, distribution and shareholder account servicing fees, the fund is responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

                      Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the fund.

--------------------------------------------------------------------------------
                       7    1997 Annual Report - Institutional Money Market Fund

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ................................
                      Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                      INSTITUTIONAL MONEY MARKET FUND

                                                               Three
                                            Year Ended      Months Ended                   Year Ended June 30,
                                          September 30,    September 30,    --------------------------------------------------
                                               1997             1996           1996         1995         1994        1993(b)
                                          --------------   --------------   ----------   ----------   ----------   -----------
PER-SHARE DATA
Net asset value, beginning of period ...      $ 1.00           $ 1.00       $     1.00   $     1.00   $     1.00      $ 1.00
                                             -------          -------       ----------   ----------   ----------   -----------
Operations:
  Net investment income ................        0.05             0.01             0.05         0.05         0.03        0.01
Distributions to shareholders:
  From net investment income ...........       (0.05)           (0.01)           (0.05)       (0.05)       (0.03)      (0.01)
                                             -------          -------       ----------   ----------   ----------   -----------
Net asset value, end of period .........      $ 1.00           $ 1.00       $     1.00   $     1.00   $     1.00      $ 1.00
                                             -------          -------       ----------   ----------   ----------   -----------
                                             -------          -------       ----------   ----------   ----------   -----------
SELECTED INFORMATION
Total return (a) .......................        5.32%            1.29%            5.42%        5.26%        3.23%       1.24%
Net assets at end of period (in
  millions) ............................      $  277           $  173       $      174   $       52   $       35      $   40
Ratio of expenses to average daily net
  assets ...............................        0.31%            0.35%(c)         0.35%        0.35%        0.35%       0.35%(c)
Ratio of net investment income to
  average daily net assets .............        5.21%            5.06%(c)         5.22%        5.17%        3.26%       3.02%(c)
Ratios before waivers by the advisor:
  Ratio of expenses to average daily net
    assets before waivers ..............          --             0.41%(c)         0.38%        0.49%        0.61%         --
  Ratio of net investment income to
    average daily net assets before
    waivers ............................          --             5.00%(c)         5.19%        5.03%        3.00%         --

(a) TOTAL RETURN ASSUMES REINVESTMENT OF DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
(b)  COMMENCEMENT OF OPERATIONS WAS FEBRUARY 2, 1993.
(c)  ANNUALIZED.

--------------------------------------------------------------------------------
                       8    1997 Annual Report - Institutional Money Market Fund

                           Investments in Securities
--------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUND                                     September 30, 1997
 ..............................................................................................

                                                             Principal               Market
Description of Security                                       Amount               Value (a)
---------------------------------------------------------  -------------         --------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

U.S. GOVERNMENT AND AGENCY SECURITIES (68.0%):
  FEDERAL FARM CREDIT BANK DISCOUNT NOTES (2.2%):
    5.40%, 11/17/97 .....................................  $   1,250,000         $    1,241,188
    5.41%, 12/4/97 ......................................      5,000,000              4,951,911
                                                                                 --------------
                                                                                      6,193,099
                                                                                 --------------

  FEDERAL FARM CREDIT BANK FLOATING RATE NOTES (b) (4.3%):
    5.56%, 11/2/98 ......................................      3,000,000              2,996,841
    5.47%, 12/17/97 .....................................      3,000,000              2,999,440
    5.50%, 3/19/98 ......................................      6,000,000              5,997,719
                                                                                 --------------
                                                                                     11,994,000
                                                                                 --------------

  FEDERAL HOME LOAN BANK COUPON NOTES (2.6%):
    5.88%, 2/5/98 .......................................      3,000,000              2,999,896
    5.80%, 6/12/98 ......................................      2,155,000              2,154,128
    5.69%, 9/24/98 ......................................      2,000,000              1,998,391
                                                                                 --------------
                                                                                      7,152,415
                                                                                 --------------

  FEDERAL HOME LOAN BANK DISCOUNT NOTES (3.2%):
    5.43%, 10/10/97 .....................................      8,000,000              7,989,150
    5.42%, 10/29/97 .....................................      1,000,000                995,784
                                                                                 --------------
                                                                                      8,984,934
                                                                                 --------------

  FEDERAL HOME LOAN BANK FLOATING RATE NOTES (b) (1.4%):
    5.51%, 3/19/98 ......................................      4,000,000              3,998,650
                                                                                 --------------

  FEDERAL HOME LOAN MORTGAGE CORPORATION COUPON NOTES (1.4%):
    5.89%, 5/29/98 ......................................      3,825,000              3,822,352
                                                                                 --------------

  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES (15.6%):
    5.43%, 10/3/97 ......................................      7,000,000              6,997,888
    5.43%, 10/7/97 ......................................      2,600,000              2,597,647
    5.42%, 10/9/97 ......................................      7,000,000              6,991,569
    5.43%, 10/10/97 .....................................      5,000,000              4,993,212
    5.44%, 10/31/97 .....................................      5,000,000              4,977,333
    5.41%, 11/14/97 .....................................      7,000,000              6,953,714
    5.45%, 11/25/97 .....................................      2,376,000              2,356,217
    5.41%, 10/10/97 .....................................      2,350,000              2,346,821
    5.42%, 10/14/97 .....................................      5,000,000              4,990,214
                                                                                 --------------
                                                                                     43,204,615
                                                                                 --------------

  FEDERAL HOME LOAN MORTGAGE CORPORATION MORTGAGE-BACKED SECURITY (1.2%):
    6.50%, 2/1/98 .......................................      3,385,935              3,391,508
                                                                                 --------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES (18.1%):
    5.40%, 10/6/97 ......................................      2,700,000              2,697,975
    5.41%, 10/7/97 ......................................      4,185,000              4,181,227
    5.42%, 10/14/97 .....................................      1,550,000              1,546,966
    5.42%, 10/15/97 .....................................      7,000,000              6,985,246
    5.40%, 10/17/97 .....................................      7,000,000              6,983,200
    5.40%, 10/21/97 .....................................      3,200,000              3,190,400
    5.45%, 11/6/97 ......................................      5,000,000              4,972,750
    5.44%, 11/7/97 ......................................      1,100,000              1,093,850
    5.46%, 11/24/97 .....................................      1,500,000              1,487,715
    5.41%, 12/15/97 .....................................      5,360,000              5,299,588
    5.44%, 12/22/97 .....................................      5,000,000              4,938,044
    5.40%, 10/27/97 .....................................  $   2,000,000         $    1,992,200

                                                             Principal               Market
Description of Security                                       Amount               Value (a)
---------------------------------------------------------  -------------         --------------
    5.42%, 11/24/97 .....................................      5,000,000              4,959,350
                                                                                 --------------
                                                                                     50,328,511
                                                                                 --------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION FLOATING RATE NOTES (b) (4.0%):
    5.51%, 4/1/99 .......................................      5,000,000              4,982,063
    5.29%, 6/2/99 .......................................      2,000,000              1,992,243
    5.28%, 5/11/98 ......................................      4,000,000              3,998,360
                                                                                 --------------
                                                                                     10,972,666
                                                                                 --------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION MEDIUM TERM NOTES (3.8%):
    6.08%, 5/6/98 .......................................      3,000,000              2,998,119
    5.50%, 2/18/98 ......................................      7,500,000              7,491,996
                                                                                 --------------
                                                                                     10,490,115
                                                                                 --------------

  STUDENT LOAN MARKETING ASSOCIATION FLOATING RATE NOTES (b) (8.0%):
    5.25%, 9/28/98 ......................................      6,740,000              6,734,075
    5.23%, 10/14/97 .....................................     10,000,000              9,998,962
    5.55%, 10/6/98 ......................................      3,000,000              2,998,110
    5.41%, 10/30/97 .....................................      2,360,000              2,360,000
                                                                                 --------------
                                                                                     22,091,147
                                                                                 --------------

  STUDENT LOAN MARKETING ASSOCIATION MEDIUM TERM NOTES (1.1%):
    5.82%, 9/16/98 ......................................      3,000,000              2,998,849
                                                                                 --------------

  U.S. TREASURY NOTES AND BONDS (1.1%):
    5.13%, 2/28/98 ......................................      3,000,000              2,991,939
                                                                                 --------------

      Total U.S. Government and Agency Securities
        (cost: $188,614,800)  ...........................                           188,614,800
                                                                                 --------------

U.S. GOVERNMENT AGENCY-BACKED SECURITIES (13.4%):
    Downey Savings & Loan Association, LOC Federal Home
      Loan Bank of San Francisco, 5.50%, 12/5/97 ........      7,000,000              6,930,487
    Downey Savings & Loan Association, LOC Federal Home
      Loan Bank of San Francisco, 5.46%, 3/27/98 ........      6,000,000              5,838,930
    Nebraska Higher Education Loan Program Inc., LOC
      Student Loan Marketing Association, 5.55%,
      10/14/97 ..........................................      2,100,000              2,095,791
    Nebraska Higher Education Loan Program Inc., LOC
      Student Loan Marketing Association, 5.50%,
      10/14/97 ..........................................      4,200,000              4,191,658
    Nebraska Higher Education Loan Program Inc., LOC
      Student Loan Marketing Association, 5.53%,
      10/24/97 ..........................................      3,768,000              3,754,687
    Nebraska Higher Education Loan Program Inc., LOC
      Student Loan Marketing Association, 5.50%,
      10/23/97 ..........................................      1,394,000              1,389,315
    USA Group Secondary Market Services Inc., LOC Student
      Loan Marketing Association, 5.48%, 10/16/97 .......      1,107,000              1,104,472
    USA Group Secondary Market Services Inc., LOC Student
      Loan Marketing Association, 5.47%, 10/22/97 .......  $   6,000,000         $    5,980,855

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------
                       9    1997 Annual Report - Institutional Money Market Fund

--------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUND
(CONTINUED)

                                                             Principal               Market
Description of Security                                       Amount               Value (a)
---------------------------------------------------------  -------------         --------------
    USA Group Secondary Market Services Inc., LOC Student
      Loan Marketing Association, 5.47%, 10/31/97 .......      5,800,000              5,773,562
                                                                                 --------------

      Total U.S. Government Agency-Backed Securities
        (cost: $37,059,757)  ............................                            37,059,757
                                                                                 --------------

REPURCHASE AGREEMENTS (19.8%):
    Repurchase agreement with Credit Suisse First Boston,
      acquired on 9/12/97, interest of $30,611, 5.51%,
      10/2/97 ...........................................     10,000,000(e)          10,000,000
    Repurchase agreement with Goldman Sachs, acquired on
      9/11/97, interest of $30,053, 5.52%, 10/9/97 ......      7,000,000(c) (d)       7,000,000
    Repurchase agreement with Goldman Sachs, acquired on
      9/30/97, interest of $536, 6.25%, 10/1/97 .........      3,085,000(c)           3,085,000
    Repurchase agreement with Goldman Sachs, acquired on
      9/4/97, interest of $20,850, 5.56%, 10/1/97 .......      5,000,000(c)           5,000,000
    Repurchase agreement with Goldman Sachs, acquired on
      9/4/97, interest of $32,433, 5.56%, 10/16/97 ......      5,000,000(c) (d)       5,000,000
    Repurchase agreement with Morgan Stanley, acquired on
      9/25/97, interest of $16,363, 5.61%, 10/2/97 ......     15,000,000(c)          15,000,000

                                                             Principal               Market
Description of Security                                       Amount               Value (a)
---------------------------------------------------------  -------------         --------------
    Repurchase agreement with Morgan Stanley, acquired on
      9/26/97, interest of $10,908, 5.61%, 10/3/97 ......  $  10,000,000(c)      $   10,000,000
                                                                                 --------------

      Total Repurchase Agreements
        (cost: $55,085,000)  ............................                            55,085,000
                                                                                 --------------

      Total Investments in Securities
        (cost: $280,759,557) (f)  .......................                        $  280,759,557
                                                                                 --------------
                                                                                 --------------

(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) INTEREST RATE VARIES TO REFLECT CURRENT MARKET CONDITIONS; RATE SHOWN IS THE EFFECTIVE RATE ON SEPTEMBER 30, 1997. THE MATURITY DATE REPRESENTS FINAL MATURITY. HOWEVER, FOR PURPOSES OF RULE 2a-7, MATURITY DATE IS THE NEXT INTEREST RATE RESET DATE.
(c) REPURCHASE AGREEMENT IN A TRI-PARTY ACCOUNT WHICH IS COLLATERALIZED BY U.S. GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST DUE AT MATURITY OF THE REPURCHASE AGREEMENT. TRI-PARTY REPURCHASE AGREEMENTS REPRESENT AGREEMENTS WHERE UNINVESTED CASH BALANCES ARE TRANSFERRED TO AN INDEPENDENT THIRD-PARTY CUSTODIAN (BANK OF NEW YORK) AND THE COLLATERAL PLEDGED BY THE COUNTERPARTY TO THE AGREEMENT IS HELD AT THE SAME THIRD-PARTY CUSTODIAN FOR THE BENEFIT OF THE FUND.
(d) REPURCHASE AGREEMENTS WITH GREATER THAN SEVEN DAYS TO MATURITY ARE CONSIDERED ILLIQUID. THE AGGREGATE VALUE OF SUCH REPURCHASE AGREEMENTS REPRESENTS 4.3% OF NET ASSETS AT SEPTEMBER 30, 1997.
(e) REPURCHASE AGREEMENT WHICH IS COLLATERALIZED BY U.S. GOVERNMENT AGENCY SECURITIES. ACCRUED INTEREST SHOWN REPRESENTS INTEREST DUE AT MATURITY OF THE REPURCHASE AGREEMENT.
(f)  ALSO REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES.

--------------------------------------------------------------------------------
                      10    1997 Annual Report - Institutional Money Market Fund

             Independent Auditors' Report
--------------------------------------------------------------------------------

                      THE BOARD OF DIRECTORS AND SHAREHOLDERS
                      PIPER INSTITUTIONAL FUNDS INC.:

                      We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Institutional Money Market Fund (a fund within Piper Institutional Funds Inc.) as of September 30, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the year ended September 30, 1997, the three months ended September 30, 1996, and the year ended June 30, 1996, and the financial highlights for the periods presented in note 6 to the financial statements. These financial statements and the financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

                      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased but not received, we request confirmations from brokers and, where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                      In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Institutional Money Market Fund as of September 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

                      KPMG Peat Marwick LLP
                      Minneapolis, Minnesota
                      November 7, 1997

--------------------------------------------------------------------------------
                      11    1997 Annual Report - Institutional Money Market Fund

             Federal Income Tax Information
--------------------------------------------------------------------------------

                      The following per-share information describes the federal tax treatment of distributions made during the fiscal year. Distributions for the calendar year will be reported to you on Form 1099-DIV. Please consult a tax adviser on how to report these distributions at the state and local levels.

                      INCOME DISTRIBUTIONS (TAXABLE AS ORDINARY DIVIDENDS, NONE QUALIFYING FOR DEDUCTION BY CORPORATIONS)

PAYABLE DATE                              AMOUNT
----------------------------------------  -------
October 1, 1996 ........................  $0.0042
November 1, 1996 .......................   0.0043
December 2, 1996 .......................   0.0042
January 2, 1997 ........................   0.0043
February 3, 1997 .......................   0.0043
March 3, 1997 ..........................   0.0039
April 1, 1997 ..........................   0.0043
May 1, 1997 ............................   0.0043
June 2, 1997 ...........................   0.0044
July 1, 1997 ...........................   0.0043
August 1, 1997 .........................   0.0046
September 2, 1997 ......................   0.0046
                                          -------
  Total ................................  $0.0517
                                          -------
                                          -------

--------------------------------------------------------------------------------

12                                     1997 Annual Report - Institutional Money
                                     Market Fund

GLOSSARY OF TERMS ***
--------------------------------------------------------------------------------


AVERAGE WEIGHTED MATURITY
The average maturity is the mean of the maturity dates of a group of securities. The term is used to describe the average time before the securities in a fund mature. Average weighted maturity takes into account the size of each holding represented.

BARBELL STRUCTURE
A barbell investment structure emphasizes securities with long- and short-term maturities and de-emphasizes securities with intermediate-range maturities. This enables a manager to take advantage of the high yields associated with long-term maturities, while still providing liquidity with short-term maturities.

BENCHMARK: INSTITUTIONAL MONEY MARKET FUND
IBC's MONEY FUND REPORT AVERAGES-TM- - Government-Only, Institutions-Only, as reported by IBC's MONEY FUND REPORT-TM-, which is an average of institutions-only funds investing in U.S. Treasury and government agency securities.

FEDERAL FUNDS RATE
The federal funds rate is the interest rate charged by banks with excess reserves at a Federal Reserve district bank to banks needing overnight loans to meet reserve requirements. Although the Federal Reserve Board sets the target federal funds rate, the actual federal funds rate is set daily by the market. Since the rate is determined by market forces, unlike the prime rate and the discount rate, which are periodically changed by banks and by the Federal Reserve Board, respectively, it is the most sensitive indicator of the direction of interest rates.

YIELD CURVE
A graph that shows the relationship between the interest rates paid on bonds and their maturities, ranging from the shortest maturities to the longest available (assuming the bonds are all of the same quality). The resulting curve indicates whether short-term interest rates are higher or lower than long-term rates.

--------------------------------------------------------------------------------

         13 1997 Annual Report - Institutional Money Market Fund

DIRECTORS
--------------------------------------------------------------------------------
DAVID T. BENNETT, Chairman, Highland Homes, Inc., USL Products, Inc., Kiefer Built, Inc., of Counsel, Gray, Plant, Mooty, Mooty & Bennett, P.A.

JAYE F. DYER, President, Dyer Management Company

WILLIAM H. ELLIS, Retired President, Piper Jaffray Companies Inc., Piper Capital Management Incorporated

KAROL D. EMMERICH, President, The Paraclete Group

LUELLA G. GOLDBERG, Director, TCF Financial, ReliaStar Financial Corp., Hormel Foods Corp.

DAVID A. HUGHEY, Retired Executive Vice President and Chief Administrative Officer of Dean Witter InterCapital Inc. and Dean Witter Trust Co.

GEORGE LATIMER, Chief Executive Officer, National Equity Funds

OFFICERS
--------------------------------------------------------------------------------
WILLIAM H. ELLIS, Chairman of the Board

PAUL A. DOW, President

ROBERT H. NELSON, Vice President and Treasurer

SUSAN SHARP MILEY, Secretary

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
PIPER CAPITAL MANAGEMENT INCORPORATED
222 South Ninth Street, Minneapolis, MN  55402-3804

TRANSFER AND DIVIDEND DISBURSING AGENTS
--------------------------------------------------------------------------------
INVESTORS FIDUCIARY TRUST COMPANY
1004 Baltimore Avenue, Kansas City, MO  64105-1614

PIPER JAFFRAY INC.
222 South Ninth Street, Minneapolis, MN 55402-3804

PIPER TRUST COMPANY
222 South Ninth Street, Minneapolis, MN 55402-3804

CUSTODIAN AND ACCOUNTING AGENT
--------------------------------------------------------------------------------
INVESTORS FIDUCIARY TRUST COMPANY
801 Pennsylvania Avenue, Kansas City, MO  64105-1307

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
KPMG PEAT MARWICK LLP
4200 Norwest Center, Minneapolis, MN  55402

LEGAL COUNSEL
--------------------------------------------------------------------------------
DORSEY & WHITNEY LLP
220 South Sixth Street, Minneapolis, MN  55402



FOR MORE INFORMATION
--------------------------------------------------------------------------------

By Phone [Graphic]
--------------------------------------------------------------------------------
800 866-7778

FOR GENERAL INFORMATION
press 5, our Mutual Fund Services representatives are ready to answer your questions.

TO ORDER LITERATURE
--------------------------------------------------------------------------------
press 5, ask a service representative to mail you additional literature, including a Quarterly Update. You can also request to be put on a mailing list to receive this information automatically each quarter.

BY MAIL [Graphic]
--------------------------------------------------------------------------------
Piper Capital Management
Attn: Mutual Fund Services
222 South Ninth Street
Minneapolis, MN 55402-3804

In an effort to reduce costs to our shareholders, we have implemented a process to reduce duplicate mailings of the funds shareholder reports. This householding process should allow us to mail one report to each address where one or more registered shareholders with the same last name reside. If you would like to have additional reports mailed to your address, please call our Mutual Fund Services area at 800 866-7778, or mail a request to us.

ON-LINE [Graphic]
--------------------------------------------------------------------------------
http://www.piperjaffray.com/

Institutional Money Market Fund
--------------------------------------------------------------------------------





























--------------------------------------------------------------------------------
[Logo]                    PIPER FUNDS   222 South Ninth Street
                          Minneapolis, MN 55402-3804

                          PIPER JAFFRAY INC., FUND DISTRIBUTOR AND NASD MEMBER.

                                                            10640 11/1997 270-97